Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Savings Plan for the Employees of NewMarket Corporation and Affiliates
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025
                                             EIN: 20-0812170 PN: 002

(a)	(b) Identity of issuer, borrower, lessor, or similar party	(c) Description	(d)Shares	(e) Cost **	(f) Current value
*	NewMarket Corporation Common Stock Fund:
	Matching contributions	Common stock; no par value	161,712	$37,005,998	$111,138,413
	Employee deferrals	Common stock; no par value	128,224		88,123,246
	Tredegar Corporation Common Stock Fund	Common stock; no par value	26,188		188,031
	Albemarle Corporation Common Stock Fund	Common stock; par value $0.01	51,372		7,266,120
	Vanguard Federal Money Market Inv	Money Market	36,958,229		36,958,229
	MFS International Diversification Fund	Mutual fund	267,000		7,417,269
	PIMCO Total Return Fund	Mutual fund	1,136,418		10,068,666
	Vanguard US Growth Fund	Mutual fund	96,426		18,808,784
	Vanguard Total Bond Market Fund	Mutual fund	1,291,594		12,618,875
	Vanguard Mid Cap Index Fund	Mutual fund	77,133		6,122,823
	Vanguard Small Cap Index Fund	Mutual fund	54,720		6,762,326
	Vanguard Mid Cap Value Fund	Mutual fund	50,264		4,616,735
	Vanguard Small Cap Growth ADM	Mutual fund	27,604		2,929,381
	American Century Small Cap Fund	Mutual fund	540,886		4,857,158
	iShares MSCI EAFE Intl Idx Fund	Mutual fund	683,589		13,247,956
	iShares S&P 500 Index Fund	Mutual fund	131,852		104,982,842
	Invesco Growth & Income Fund	Mutual fund	396,538		9,041,066
	Franklin Small-Mid Cap Growth Fund	Mutual fund	253,581		11,814,340
	BlackRock Sustainable Balanced Fund	Mutual fund	185,863		5,098,233
	BlackRock LifePath Indx 2030	Mutual fund	1,206,069		22,758,530
	BlackRock LifePath Indx 2035	Mutual fund	1,157,508		24,643,350
	BlackRock LifePath Indx 2040	Mutual fund	916,749		21,351,083
	BlackRock LifePath Indx 2045	Mutual fund	709,083		18,244,708
	BlackRock LifePath Indx 2050	Mutual fund	607,821		16,587,432
	BlackRock LifePath Indx 2055	Mutual fund	324,492		9,267,486
	BlackRock LifePath Indx 2060	Mutual fund	169,968		4,366,468
	BlackRock LifePath Indx 2065	Mutual fund	46,878		850,841
	BlackRock LifePath Indx RET	Mutual fund	932,757		13,898,080
					594,028,471
*	Participant loans	Notes receivable from participants bearing interest at 4.25% to 9.50% annually, maturity dates of 1/06/2026-12/30/2030		0	3,686,101
					$597,714,572

*	Denotes a party-in-interest to the Plan
**	Cost information is not required for employee deferrals invested in the NewMarket Corporation Common Stock Fund or other investments directed by the participants.
See report of independent registered public accounting firm.